Balances and transactions with related parties (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balances and transactions with related parties [Abstract]
Receivable		$ 74,187	$ 70,078
Payable		172,409	147,098
Debt amount		$ 477,048	76,513
Maturity date		December 2026
Interest expenses		$ 13,885	16,290	$ 18,227
Revenues [Abstract]
Revenue, related parties		2,408	9,103	21,370
Costs [Abstract]
Sub-agency commissions	[1]	0	6,910	7,237
Wharfage Services [Member]
Revenues [Abstract]
Revenue, related parties		0	6,227	0
Systems [Member]
Revenues [Abstract]
Revenue, related parties		2,408	2,650	0
Maritime Services [Member]
Revenues [Abstract]
Revenue, related parties	[2]	0	0	20,958
Shipping Agencies [Member]
Revenues [Abstract]
Revenue, related parties	[3]	0	226	412
Maritima del Golfo de Mexico [Member]
Balances and transactions with related parties [Abstract]
Receivable	[4]	74,187	70,078
Payable	[4]	0	0
SSA Mexico, S.A. de C.V. [Member]
Balances and transactions with related parties [Abstract]
Receivable	[5]	0	0
Payable	[5]	14,188	12,466
Shareholders [Member]
Balances and transactions with related parties [Abstract]
Receivable	[6]	0	0
Payable	[6]	158,221	134,632
Shareholders [Member] | Lines of Credit [Member] | Fixed Rate [Member]
Balances and transactions with related parties [Abstract]
Debt amount		$ 130,000
Interest rate		15.00%
Payments on capital and interest extended term		1 year
Interest expenses		$ 13,885	16,290
Executive Personnel [Member]
Short-term benefits [abstract]
Salaries		16,398	10,761	19,055
Social security contributions		2,397	1,900	736
Short-term benefits		$ 18,795	$ 12,661	$ 19,791

[1]	Shipping agency services provided by SSA México, S.A. de C.V. to Administradora Marítima TMM, S.A.P.I. de C.V.
[2]	Maritime services between TMM Dirección Corporativa, S.A. de C.V, subsidiary of Grupo TMM, and Marítima del Golfo. The contract termination date was August 2022.
[3]	Shipping agency services between Administradora Marítima TMM, S.A.P.I. de C.V., subsidiary of Grupo TMM, and Marítima del Golfo.
[4]	Balances receivable are related to agency and maritime provider commission services.
[5]	The accounts payables to SSA México, S.A. de C.V. are largely due to subagency services that this related party provides to Grupo TMM.
[6]	Lines of credit in the amount of $130 million at a 15% annual fixed rate, with payments on capital and interest upon maturity, extended one more year, that has initial due date as of December 2023. During 2024, the maturity was extended to December 2026, maintaining the current conditions. Interest expenses of these credits amounted to $13,885 and $16,290 for the twelve months periods ended December 31, 2024 and 2023, respectively.